Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	$ 10,222	$ 521	$ 10,114
Brazil, Brazil Real [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	5
Notes payable [member] | Brazil, Brazil Real [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	4,653		10
Bank loans [member] | Brazil, Brazil Real [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	430		602
Bank loans [member] | Colombia, Pesos [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	424		728
Bank loans [member] | Mexico, Pesos [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	4,700
Finance leasing [member] | Uruguay, Pesos
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial leasing	$ 10
Senior notes 1 [member] | United States of America, Dollars [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt			$ 8,774